SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)					6 Months Ended
	Mar. 03, 2022	Feb. 12, 2022	Jun. 30, 2021	Jun. 03, 2021	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill						$ 10,512,346	$ 6,531,346
Tickeri Inc [Member]
Business Acquisition [Line Items]
Cash				$ 127,377
Accounts receivables				23,587
Goodwill				20,086,664
Accounts payable and accrued expenses				(87,071)
SBA EIDL				(150,000)
PPP loan				(557)
Purchase price				20,000,000
Due to seller
Notes payable – related parties
Payable – officer
Note payable - bank
Monster Creative LLC [Member]
Business Acquisition [Line Items]
Cash			$ 3,017		$ 3,017
Accounts receivables			379,012		379,012
Goodwill			8,648,104		8,648,104
Accounts payable and accrued expenses			(98,754)		(98,754)
PPP loan			(66,117)		(66,117)
Purchase price			8,000,000		8,000,000
Due to seller			(379,012)		(379,012)
Notes payable – related parties			$ (486,250)		$ (486,250)
BizSecure, Inc. [Member]
Business Acquisition [Line Items]
Goodwill		$ 3,981,000
Purchase price		6,756,000
BizSecure, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intellectual property - software		275,000
BizSecure, Inc. [Member] | Intellectual Property [Member]
Business Acquisition [Line Items]
Intellectual property - software		$ 2,500,000
Ixaya Inc [Member]
Business Acquisition [Line Items]
Cash	$ 1,325
Accounts receivables	24,446
Goodwill	1,008,642					$ 1,008,642
Accounts payable and accrued expenses	(10,700)
Purchase price	1,650,000
Payable – officer	(9,834)
Note payable - bank	(13,879)
Ixaya Inc [Member] | Intellectual Property [Member]
Business Acquisition [Line Items]
Intellectual property - software	$ 650,000